SCHEDULE OF BASIC AND DILUTED NET INCOME PER SHARE (Details) - USD ($)	3 Months Ended						5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022		Jun. 30, 2021	Mar. 31, 2021		Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted-average shares outstanding including ordinary shares subject to redemption	20,043			14,929				19,125	15,018	15,910,000	10,332,000
Basic and diluted net income (loss) per share	$ (3.92)			$ (0.51)				$ (4.97)	$ (0.84)	$ (2.52)	$ (0.84)
Agrico Acquisition Corp [Member] | Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net income (loss)		$ (304,235)								$ (256,068)
Weighted-average shares outstanding including ordinary shares subject to redemption		14,518,750								6,881,490
Basic and diluted net income (loss) per share		$ (0.02)								$ (0.04)
Agrico Acquisition Corp [Member] | Common Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net income (loss)		$ (75,306)					$ 9,672			$ (116,096)
Weighted-average shares outstanding including ordinary shares subject to redemption		3,593,750	[1]		2,291,667	[1]				3,141,695
Basic and diluted net income (loss) per share		$ (0.02)								$ (0.04)

[1]	As of March 31, 2021, excludes up to 468,750 shares subject to forfeiture to the extent that the underwriter’s over- allotment option is not exercised in full or in part. On April 9, 2021, the sponsor forfeited to the Company for no consideration an aggregate of 1,406,250 Founder Shares, which the Company cancelled, resulting in a decrease in the total number of Founder Shares outstanding from 5,000,000 shares to 3,593,750 shares.